Operating Leases (Details) - Schedule of Operating Lease Right of Use Assets - Related Party [Member] - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Operating Leases (Details) - Schedule of Operating Lease Right of Use Assets [Line Items]
Office and warehouse	$ 343,453	$ 361,092
Less: accumulated amortization	(107,605)	(55,042)
Total right-of-use assets, net	$ 235,848	$ 306,050